Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 5, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015

Effective April 30, 2015, the JPMorgan Commodities Strategy Fund’s Subsidiary, the “JPM Commodities Strategy Ltd.” was renamed the “Commodities Strategy Fund CS Ltd.” Therefore, all references to this Subsidiary are hereby deleted and replaced by the Subsidiary’s new name.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 5, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015

Effective April 30, 2015, the JPMorgan Commodities Strategy Fund’s Subsidiary, the “JPM Commodities Strategy Ltd.” was renamed the “Commodities Strategy Fund CS Ltd.” Therefore, all references to this Subsidiary are hereby deleted and replaced by the Subsidiary’s new name.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE